Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of related parties of the Group that had balances and/or transactions with the Group

The following companies are related parties of the Group that had balances and/or transactions with the Group during the years ended December 31, 2022, 2023 and 2024.

Name of related parties	Relationship with the Group
Sen Rong Limited (i)	A shareholder that has significant influence over the Group
Rong Chang Limited (i)	A shareholder that has significant influence over the Group
Bo Yu Limited (“Bo Yu”)	A shareholder that has significant influence over the Group
Ping An Group	Ultimate parent company of Bo Yu
Subsidiaries of Ping An Group (ii)	Controlled by Ping An Group
Open Portal Guangxi (Note 16(b))	Significant influenced by the Group
(i)	Sen Rong Limited and Rong Chang Limited has entered into an acting-in-concert agreement in 2020 and an amended and restarted agreement in 2021. As a result, Rong Chang and Sen Rong as a concert group had significant influence over the Group.
(ii)	Lufax became a subsidiary of Ping An Group on July 30, 2024 with its financial results consolidated into Ping An Group’s financial statements. As a result, Lufax has become a related party of the Group since July 30, 2024.

Schedule of key management personnel compensations

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000

Wages and salaries	21,123	20,806	22,353
Welfare and other benefits	614	654	1,147
Share-based payments	8,401	4,909	1,956
	30,138	26,369	25,456

Schedule of significant transactions and year end balances with related parties
(c)	Significant transactions with related parties

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Revenue
Ping An Group and its subsidiaries	2,526,682	2,091,039	1,191,015

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Purchase of services
Ping An Group and its subsidiaries	1,706,436	1,423,367	789,275

Net (loss)/gain on disposal of property and equipment
Ping An Group and its subsidiaries	(599)	(1,359)	2,382

Net gain from wealth management products consolidated by related parties
Ping An Group and its subsidiaries	18,890	12,996	8,841

Net gain on derivatives
Ping An Group and its subsidiaries	262,769	30,592	25,054

Investment income from loan to related party
Open Portal Guangxi	283	—	—

Interest income on bank deposits
Ping An Group and its subsidiaries	9,234	17,637	15,050

Leasing payment
Ping An Group and its subsidiaries	20,957	12,131	18,970

Interest expenses
Ping An Group and its subsidiaries	2,672	—	—

Net gain on financial assets measured at fair value through other comprehensive income
Ping An Group and its subsidiaries	315	—	—
(d)	Year end balances with related parties

	As at December 31,
	2023	2024
	RMB’000	RMB’000
Trade receivables
Ping An Group and its subsidiaries (i)	299,098	179,019

Contract assets
Ping An Group and its subsidiaries	7,538	11,582

Prepayment and other receivables
Ping An Group and its subsidiaries	599,671	114,778

Financial assets at fair value through profit or loss
Ping An Group and its subsidiaries	417,956	230,724

Cash and restricted cash and time deposits over three months
Ping An Group and its subsidiaries	784,840	192,604

Trade and other payables
Ping An Group and its subsidiaries (i)	864,038	242,320

Contract liabilities
Ping An Group and its subsidiaries	25,550	13,271

Derivative financial assets
Ping An Group and its subsidiaries	38,008	39,812
(i)	The balances with related parties were unsecured, interest-free and repayable on demand.